Accounting policies and method of measurement (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tangible Assets Depreciation Rate [Abstract]
Buildings for own use	4.00%
Furniture	10.00%
Fixtures	10.00%
Office and IT equipment	20.00%
Leasehold improvements	10% or up to contractual maturity
Lat additional technical provisions
Lat additional technical provisions	R$ 130,307	R$ 85,395	R$ 57,523